Convertible Senior Notes - Summary of Interest Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Contractual interest expense	$ 329
Amortization of debt discount	8,246
Amortization of offering costs	510
Total interest expense related to the outstanding Notes	$ 9,085